Assets and Liabilities Measured at Fair Value on a Recurring Basis - Schedule of unobservable inputs related to Level 3 fair value measurements (Details)	12 Months Ended
Dec. 31, 2016
Minimum | Real Estate Properties and Joint Ventures | Discount Rate | Income Approach Valuation Technique | Office
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Discount Rate	5.50%
Terminal Capitalization Rate	4.30%
Minimum | Real Estate Properties and Joint Ventures | Discount Rate | Income Approach Valuation Technique | Industrial
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Discount Rate	5.70%
Terminal Capitalization Rate	4.80%
Minimum | Real Estate Properties and Joint Ventures | Discount Rate | Income Approach Valuation Technique | Residential
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Discount Rate	5.30%
Terminal Capitalization Rate	3.80%
Minimum | Real Estate Properties and Joint Ventures | Discount Rate | Income Approach Valuation Technique | Retail
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Discount Rate	5.00%
Terminal Capitalization Rate	4.30%
Minimum | Real Estate Properties and Joint Ventures | Direct Capitalization, Overall Capitalization Rate | Income Approach Valuation Technique | Office
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Overall Capitalization Rate	3.80%
Minimum | Real Estate Properties and Joint Ventures | Direct Capitalization, Overall Capitalization Rate | Income Approach Valuation Technique | Industrial
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Overall Capitalization Rate	4.00%
Minimum | Real Estate Properties and Joint Ventures | Direct Capitalization, Overall Capitalization Rate | Income Approach Valuation Technique | Residential
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Overall Capitalization Rate	3.30%
Minimum | Real Estate Properties and Joint Ventures | Direct Capitalization, Overall Capitalization Rate | Income Approach Valuation Technique | Retail
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Overall Capitalization Rate	3.90%
Minimum | Mortgage Loans Payable | Discount Rate | Residential
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Loan-to-Value Ratio	29.50%
Equivalency Rate	2.90%
Minimum | Mortgage Loans Payable | Discount Rate | Retail
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Loan-to-Value Ratio	18.30%
Equivalency Rate	2.90%
Minimum | Mortgage Loans Payable | Discount Rate | Office and Industrial
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Loan-to-Value Ratio	35.70%
Equivalency Rate	3.70%
Minimum | Mortgage Loans Payable | Net Present Value | Residential
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Loan-to-Value Ratio	29.50%
Weighted Average Cost of Capital Risk Premium Multiple	1.20%
Minimum | Mortgage Loans Payable | Net Present Value | Retail
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Loan-to-Value Ratio	18.30%
Weighted Average Cost of Capital Risk Premium Multiple	1.10%
Minimum | Mortgage Loans Payable | Net Present Value | Office and Industrial
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Loan-to-Value Ratio	35.70%
Weighted Average Cost of Capital Risk Premium Multiple	1.20%
Minimum | Loans Receivable | Discount Rate | Office, Retail and Storage
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Loan-to-Value Ratio	55.60%
Equivalency Rate	4.20%
Maximum | Real Estate Properties and Joint Ventures | Discount Rate | Income Approach Valuation Technique | Office
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Discount Rate	8.30%
Terminal Capitalization Rate	7.30%
Maximum | Real Estate Properties and Joint Ventures | Discount Rate | Income Approach Valuation Technique | Industrial
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Discount Rate	8.70%
Terminal Capitalization Rate	8.00%
Maximum | Real Estate Properties and Joint Ventures | Discount Rate | Income Approach Valuation Technique | Residential
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Discount Rate	7.30%
Terminal Capitalization Rate	6.00%
Maximum | Real Estate Properties and Joint Ventures | Discount Rate | Income Approach Valuation Technique | Retail
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Discount Rate	10.40%
Terminal Capitalization Rate	8.50%
Maximum | Real Estate Properties and Joint Ventures | Direct Capitalization, Overall Capitalization Rate | Income Approach Valuation Technique | Office
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Overall Capitalization Rate	7.00%
Maximum | Real Estate Properties and Joint Ventures | Direct Capitalization, Overall Capitalization Rate | Income Approach Valuation Technique | Industrial
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Overall Capitalization Rate	7.50%
Maximum | Real Estate Properties and Joint Ventures | Direct Capitalization, Overall Capitalization Rate | Income Approach Valuation Technique | Residential
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Overall Capitalization Rate	5.50%
Maximum | Real Estate Properties and Joint Ventures | Direct Capitalization, Overall Capitalization Rate | Income Approach Valuation Technique | Retail
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Overall Capitalization Rate	8.30%
Maximum | Mortgage Loans Payable | Discount Rate | Residential
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Loan-to-Value Ratio	61.20%
Equivalency Rate	3.60%
Maximum | Mortgage Loans Payable | Discount Rate | Retail
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Loan-to-Value Ratio	51.60%
Equivalency Rate	4.00%
Maximum | Mortgage Loans Payable | Discount Rate | Office and Industrial
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Loan-to-Value Ratio	71.00%
Equivalency Rate	4.70%
Maximum | Mortgage Loans Payable | Net Present Value | Residential
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Loan-to-Value Ratio	61.20%
Weighted Average Cost of Capital Risk Premium Multiple	1.50%
Maximum | Mortgage Loans Payable | Net Present Value | Retail
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Loan-to-Value Ratio	51.60%
Weighted Average Cost of Capital Risk Premium Multiple	1.30%
Maximum | Mortgage Loans Payable | Net Present Value | Office and Industrial
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Loan-to-Value Ratio	71.00%
Weighted Average Cost of Capital Risk Premium Multiple	1.60%
Maximum | Loans Receivable | Discount Rate | Office, Retail and Storage
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Loan-to-Value Ratio	79.20%
Equivalency Rate	8.30%
Weighted Average | Real Estate Properties and Joint Ventures | Discount Rate | Income Approach Valuation Technique | Office
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Discount Rate	6.50%
Terminal Capitalization Rate	5.50%
Weighted Average | Real Estate Properties and Joint Ventures | Discount Rate | Income Approach Valuation Technique | Industrial
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Discount Rate	6.70%
Terminal Capitalization Rate	5.60%
Weighted Average | Real Estate Properties and Joint Ventures | Discount Rate | Income Approach Valuation Technique | Residential
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Discount Rate	6.20%
Terminal Capitalization Rate	4.80%
Weighted Average | Real Estate Properties and Joint Ventures | Discount Rate | Income Approach Valuation Technique | Retail
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Discount Rate	6.40%
Terminal Capitalization Rate	5.20%
Weighted Average | Real Estate Properties and Joint Ventures | Direct Capitalization, Overall Capitalization Rate | Income Approach Valuation Technique | Office
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Overall Capitalization Rate	4.70%
Weighted Average | Real Estate Properties and Joint Ventures | Direct Capitalization, Overall Capitalization Rate | Income Approach Valuation Technique | Industrial
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Overall Capitalization Rate	5.00%
Weighted Average | Real Estate Properties and Joint Ventures | Direct Capitalization, Overall Capitalization Rate | Income Approach Valuation Technique | Residential
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Overall Capitalization Rate	4.20%
Weighted Average | Real Estate Properties and Joint Ventures | Direct Capitalization, Overall Capitalization Rate | Income Approach Valuation Technique | Retail
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Overall Capitalization Rate	4.70%
Weighted Average | Mortgage Loans Payable | Discount Rate | Residential
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Loan-to-Value Ratio	41.40%
Equivalency Rate	3.30%
Weighted Average | Mortgage Loans Payable | Discount Rate | Retail
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Loan-to-Value Ratio	31.30%
Equivalency Rate	3.50%
Weighted Average | Mortgage Loans Payable | Discount Rate | Office and Industrial
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Loan-to-Value Ratio	43.40%
Equivalency Rate	3.90%
Weighted Average | Mortgage Loans Payable | Net Present Value | Residential
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Loan-to-Value Ratio	41.40%
Weighted Average Cost of Capital Risk Premium Multiple	1.30%
Weighted Average | Mortgage Loans Payable | Net Present Value | Retail
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Loan-to-Value Ratio	31.30%
Weighted Average Cost of Capital Risk Premium Multiple	1.20%
Weighted Average | Mortgage Loans Payable | Net Present Value | Office and Industrial
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Loan-to-Value Ratio	43.40%
Weighted Average Cost of Capital Risk Premium Multiple	1.30%
Weighted Average | Loans Receivable | Discount Rate | Office, Retail and Storage
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Loan-to-Value Ratio	75.80%
Equivalency Rate	6.30%